International Value Fund
International Value Fund Fund Summaries
INVESTMENT OBJECTIVE
The International Value Fund is a stock fund that seeks long-term capital appreciation.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	International Value Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Value Fund
Management Fees	0.75%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.96%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Value Fund	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The International Value Fund invests primarily in equity securities traded principally outside the United States, including securities traded in emerging markets, believed by the Fund’s subadviser to be undervalued and thereby offering above-average potential for capital appreciation.

Under normal market conditions, the International Value Fund invests at least 80% of its net assets primarily in at least three countries, not including the United States. The Fund may invest in securities of issuers of any capitalization. From time to time, the Fund may invest in a relatively limited number of issuers and countries; therefore, it may be subject to greater risk than other mutual funds having a greater number of holdings.

The approach of the Fund’s subadviser, Mercator Asset Management, L.P. (“Mercator”), is to seek to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator segregates several hundred stocks into its proprietary database. The stocks in this universe are then ranked from most to least attractive; the most highly ranked stocks are then subject to fundamental analysis, which seeks to validate projected financial data and considers company, industry, macro and other factors.
PRINCIPAL RISKS
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Investment Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Manager Risk    The chance the subadviser’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk    The chance that returns on stocks within the specific sectors in which the Fund invests (value investments) will trail returns from other groups or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Foreign Risk    Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Focused Portfolio Risk    Although the Fund is diversified, the Fund may, from time to time, invest in a relatively limited number of issuers or a limited number of countries (but at least three). As a result, the appreciation or depreciation of any one security held by the Fund, or the impact of market or political events in any one country, may have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers or countries. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility.

Currency Risk The chance that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund, which invests in securities denominated in, and receives revenues in, foreign currencies.
PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS
[1]	The performance information for the International Value Fund (formerly the International Stock Index Fund) reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005, and in the Vanguard Developed Markets Index Fund from October 1, 2005 to June 9, 2006. Mercator's role as subadviser began June 12, 2006.

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/13
Average Annual Total Returns		1 Year	5 Year	10 Year
International Value Fund	[1]	23.44%	10.00%	6.67%
International Value Fund Returns after taxes on distributions	[1]	22.53%	9.09%	5.23%
International Value Fund Returns after taxes on distributions and sale of fund shares	[1]	13.26%	7.52%	5.08%
International Value Fund MSCI® EAFE® Index	[1]	22.78%	12.44%	6.91%
[1]	The performance information for the International Value Fund (formerly the International Stock Index Fund) reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005, and in the Vanguard Developed Markets Index Fund from October 1, 2005 to June 9, 2006. Mercator's role as subadviser began June 12, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q2 of 2009 21.51% Worst Quarter: Q3 of 2011 -21.02%